RELATED PARTY TRANSACTIONS - Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other current assets	$ 5,201	$ 3,532
Loans and long term receivables from related parties including associates	45,000	45,000
Related Party
Related Party Transaction [Line Items]
Allowance for expected credit losses	(33)	(24)
Other current assets	5,201	3,532
Loans and long term receivables from related parties including associates	45,000	45,000
Total amount due to related parties	1,296	2,890
Related Party | Frontline
Related Party Transaction [Line Items]
Other receivables, gross	4,252	2,907
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Other receivables, gross	237	0
Total amount due to related parties	56	57
Related Party | Seatankers
Related Party Transaction [Line Items]
Other receivables, gross	521	411
Related Party | Front Ocean
Related Party Transaction [Line Items]
Other receivables, gross	18	0
Related Party | Sloane Square Capital
Related Party Transaction [Line Items]
Other receivables, gross	0	201
Related Party | NorAm Drilling
Related Party Transaction [Line Items]
Other receivables, gross	109	24
Related Party | Paratus
Related Party Transaction [Line Items]
Other receivables, gross	2	0
Related Party | River Box
Related Party Transaction [Line Items]
Other receivables, gross	92	11
Related Party | Other related parties
Related Party Transaction [Line Items]
Other receivables, gross	3	2
Total amount due to related parties	6	20
Related Party | Frontline Shipping
Related Party Transaction [Line Items]
Other current assets	4,300	2,900
Total amount due to related parties	1,234	2,813
River Box
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates	45,000	45,000
River Box | Related Party
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates	$ 45,000	$ 45,000